[DECHERT LLP LETTERHEAD]

February 28, 2014

Via Electronic Transmission

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Longleaf Partners Funds Trust
File Nos. 33-10472 and 811-04923

Dear Sir or Madam:

Included herewith for filing on behalf of Longleaf Partners Funds Trust (the “Trust”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”) is one copy of Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed in connection with the Trust’s annual update of its Registration Statement to update certain information and make certain other changes.

Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2014.

No fees are required in connection with this filing. Please call me at (617) 728-7135 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Jill R. Damon

Jill R. Damon

cc:	John V. O’Hanlon
Andrew R. McCarroll